UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               --------------------------

Check here if Amendment |_|; Amendment Number:  _______

This Amendment (Check only one.): |_|  is a restatement.
                                  |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Riverside Advisors, LLC
         ---------------------------------------
Address: 3280 Peachtree Road, NE  Suite 2670
         ---------------------------------------
         Atlanta, Georgia  30305
         ---------------------------------------

Form 13F File Number: 28-10856
                      --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:   Brian Simmons
                 -------------------------------
         Title:  Chief Compliance Officer
                 -------------------------------
         Phone:  (404)  949-3101
                 -------------------------------

Signature, Place, and Date of Signing:

         /s/Brian Simmons         Atlanta, Georgia              2/7/11
         ----------------        -----------------             --------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None
                                          ------------------
Form 13F Information Table Entry Total:   36
                                          ------------------
Form 13F Information Table Value Total:   $  172,451
                                          ------------------
                                          thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         NONE

------------------------------- ------------- --------- ---------- ----------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                VALUE      SHRS OR    SH/  PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                      CLASS       CUSIP    (x$1000)     PRN AMT    PRN  CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------- ------------- --------- ---------- ------------ ----- ---- ---------- -------- -------- ------ -----
ABBOTT LABS                     COM           002824100    1,983        41,400  SH            SOLE              1,983
Aflac Inc                       COM           001055102    2,026        35,900  SH            SOLE              2,026
ARCHER-DANIELS-MIDLAND CO       COM           039483102    1,979        65,800  SH            SOLE              1,979
BANK OF AMERICA CORPORATION     COM           060505104    2,085       156,300  SH            SOLE              2,085
BLACKSTONE GROUP                COM             B1YWNW1    2,972       210,000  SH            SOLE              2,972
BRIDGEPOINT ED INC              COM           10807M105    6,604       347,600  SH            SOLE              6,604
Career Education Corporation    COM             2143646    4,527       218,400  SH            SOLE              4,527
CHEVRON CORP NEW                COM           166764100    2,044        22,400  SH            SOLE              2,044
CHIMERA INVT CORP               COM           16934Q109    7,193     1,750,000  SH            SOLE              7,193
CHINA MEDIAEXPRESS HOLDINGS     COM             B297ZZ5    4,226       266,800  SH            SOLE              4,226
CONOCOPHILLIPS                  COM           20825C104    2,057        30,200  SH            SOLE              2,057
DIRECTV Group, Inc.             COM             B42SH20    5,946       148,900  SH            SOLE              5,946
ENDO PHARMACEUTICALS HLDGS INC  COM           29264F205    6,503       182,100  SH            SOLE              6,503
EXXON MOBIL CORP                COM           30231G102    2,018        27,600  SH            SOLE              2,018
GILEAD SCIENCES INC             COM           375558103    6,110       168,600  SH            SOLE              6,110
GOLDMAN SACHS GROUP INC         COM           38141G104    2,018        12,000  SH            SOLE              2,018
Hewlett-Packard Company         COM             2424006    6,424       152,600  SH            SOLE              6,424
INTL BUSINESS MACHINES CORP     COM           459200101    6,663        45,400  SH            SOLE              6,663
ITT EDUCATIONAL SERVICES INC    COM             2452375    4,503        70,700  SH            SOLE              4,503
JPMORGAN CHASE & CO             COM           46625H100    6,864       161,800  SH            SOLE              6,864
LEXMARK INTL NEW                COM           529771107    4,847       139,200  SH            SOLE              4,847
LIHUA INTL INC                  COM             B41C3F8    4,649       413,609  SH            SOLE              4,649
LINCOLN EDL SVCS CORP           COM           533535100    5,236       337,600  SH            SOLE              5,236
MCKESSON CORP                   COM           58155Q103    7,854       111,600  SH            SOLE              7,854
MEDCO HEALTH SOLUTIONS INC      COM           58405U102    9,411       153,600  SH            SOLE              9,411
MEDIFAST INC                    COM           58470H101    8,299       287,350  SH            SOLE              8,299
MEDTRONIC INC                   COM           585055106    2,033        54,800  SH            SOLE              2,033
Microsoft Corporation           COM             2588173    8,725       312,600  SH            SOLE              8,725
NATIONAL FINANACIAL PARTNERS    COM           63607P208    5,321       397,073  SH            SOLE              5,321
PAREXEL INTL CORP               COM           699462107    5,437       256,100  SH            SOLE              5,437
TEVA PHARMACEUTICAL INDS LTD    COM           881624209    6,396       122,700  SH            SOLE              6,396
TUPPERWARE BRANDS CORP          COM           899896104    6,230       130,700  SH            SOLE              6,230
UNION PAC CORP                  COM           907818108    2,011        21,700  SH            SOLE              2,011
VIACOM INC NEW                  COM           92553P201    2,036        51,400  SH            SOLE              2,036
WellPoint Inc.                  COM           94973V107    4,731        83,200  SH            SOLE              4,731
WONDER AUTO TECH                COM             B41C3F8    4,492       595,700  SH            SOLE              4,492